FINANCIAL INSTRUMENTS (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Assets:
Interest rate/ currency/ commodity swap contracts, long-term receivables	$ 15,223		$ 15,523
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%		8.25%
NOK750 million senior unsecured floating rate bonds due 2029
Liabilities:
U.S. dollar floating rate debt | kr		kr 750,000,000
7.75% senior unsecured sustainability-linked bonds due 2030
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	7.75%	7.75%		7.75%
U.S. dollar floating rate debt				$ 150,000
Long-term debt	$ 144,400		0
Fair value | Fair value, measurements, recurring
Assets:
Equity securities	2,859		3,736
Interest rate/ currency/ commodity swap contracts, long-term receivables	15,223		15,523
Total assets	18,082
Liabilities:
Floating Rate NOK Bonds Due 2029	74,510
Interest rate/ currency/ commodity swap contracts, short-term payables	6,529
Total liabilities	680,297
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	150,750		150,975
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt	153,375		154,737
Fair value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt	150,552		149,874
Fair value | Fair value, measurements, recurring | NOK750 million senior unsecured floating rate bonds due 2029
Liabilities:
Long-term debt	74,510		63,778
Fair value | Fair value, measurements, recurring | 7.75% senior unsecured sustainability-linked bonds due 2030
Liabilities:
Long-term debt	144,581		0
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)
Assets:
Equity securities	2,859
Total assets	2,859
Liabilities:
Floating Rate NOK Bonds Due 2029	74,510
Total liabilities	673,768
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	150,750
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt	153,375
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt	150,552
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.75% senior unsecured sustainability-linked bonds due 2030
Liabilities:
Long-term debt	144,581
Fair value | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2)
Assets:
Interest rate/ currency/ commodity swap contracts, long-term receivables	15,223
Total assets	15,223
Liabilities:
Interest rate/ currency/ commodity swap contracts, short-term payables	6,529
Total liabilities	6,529
Fair value | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0
Liabilities:
Total liabilities	0
Carrying value | Fair value, measurements, recurring
Assets:
Equity securities	2,859		3,736
Interest rate/ currency/ commodity swap contracts, long-term receivables	15,223		15,523
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt	150,000		150,000
Carrying value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt	150,000		150,000
Carrying value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt	147,600		145,200
Carrying value | Fair value, measurements, recurring | NOK750 million senior unsecured floating rate bonds due 2029
Liabilities:
Long-term debt	74,391		63,592
Carrying value | Fair value, measurements, recurring | 7.75% senior unsecured sustainability-linked bonds due 2030
Liabilities:
Long-term debt	$ 144,400		$ 0